Debt - Schedule of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Nov. 25, 2022
Debt Instrument [Line Items]
Line of credit	$ 60,000	$ 120,500
Debt issuance costs	(1,000)	(1,861)
Total term debt	122,815	153,058
Less: current portion	22,512	22,072
Long-term debt, net	100,303	130,986
Equipment Finance Loan | Loans Payable
Debt Instrument [Line Items]
Equipment Finance Loan	10,569	15,419	$ 20,000
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit	60,000	120,500
Term Loan Facility
Debt Instrument [Line Items]
Term Loan Facility	113,246	139,500
Equipment Finance Loan	$ 113,200	$ 139,500